PROPERTY, PLANT AND EQUIPMENT - Schedule of method used for the depreciation of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Short Haul Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	25 years
minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	20 years
minimum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Long Haul Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	20 years
minimum | Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
minimum | Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
minimum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Assets for rights of use
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	1 year
maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years
maximum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	30 years
maximum | Long Haul Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	30 years
maximum | Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	8 years
maximum | Assets for rights of use
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	25 years